CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2013 Retaine Earnings [Member}	Dec. 31, 2012 Retaine Earnings [Member}	Dec. 31, 2011 Retaine Earnings [Member}	Dec. 31, 2010 Retaine Earnings [Member}	Dec. 31, 2013 Retaine Earnings [Member} Series A Preferred Stock [Member]	Dec. 31, 2012 Retaine Earnings [Member} Series A Preferred Stock [Member]	Dec. 31, 2011 Retaine Earnings [Member} Series A Preferred Stock [Member]	Dec. 31, 2013 Retaine Earnings [Member} Series C Preferred Stock [Member]	Dec. 31, 2012 Retaine Earnings [Member} Series C Preferred Stock [Member]	Dec. 31, 2011 Retaine Earnings [Member} Series C Preferred Stock [Member]	Dec. 31, 2013 Accumulated Other Comprehensive Income [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Income [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Income [Member]	Dec. 31, 2013 Total [Member]	Dec. 31, 2012 Total [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2013 Non-controlling Interest - Preferred Stock [Member]	Dec. 31, 2012 Non-controlling Interest - Preferred Stock [Member]	Dec. 31, 2011 Non-controlling Interest - Preferred Stock [Member]	Dec. 31, 2010 Non-controlling Interest - Preferred Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of period (Shares)	58	2,400	58	58						10,886	10,702	10,357	10,284
Balance, beginning of period	$ 57,578	$ 58,333	$ 57,578	$ 57,578						$ 10,886	$ 10,702	$ 10,357	$ 10,284	$ 110,722	$ 106,617	$ 102,821	$ 100,050	$ 168,877	$ 102,243	$ 62,554	$ 50,837							$ (16,202)	$ 73,969	$ 79,370	$ 18,275	$ 332,616	$ 351,109	$ 312,680	$ 241,853	$ 241,853	$ 241,853	$ 241,853
Issuance of Series A preferred stock (Shares)	0				2,400	0				184	345	73
Issuance of Series A preferred stock	0				58,333	0				184	345	73		25	14	22
Redemption of Series C preferred stock (Shares)							(58)	0	0
Redemption of Series C preferred stock							(57,578)	0	0
Issuance of Class C common stock (Shares)	0				2,400	0				184	345	73
Issuance of Class C common stock	0				58,333	0				184	345	73		25	14	22
Stock-based compensation expense														2,966	2,428	2,929
Tax effect of stock-based awards														1,114	1,354	(180)
Net income attributable to Farmer Mac																		75,328	46,773	16,663
Cash dividends:
Preferred Stock Series A ($1.3994 per share) Preferred stock, Series C ($2.36 per share in 2013 and $50 per share in 2012 and 2011)																						(3,359)	0	0	(136)	(2,879)	(2,879)
Common stock ($0.48 per share in 2013, $0.40 per share in 2012, $0.20 per share in 2011)																		(5,199)	(4,205)	(2,067)
Other comprehensive (loss)/income, net of tax																												(90,171)	(5,401)	61,095
Balance, end of period (Shares)	58	2,400	58	58						10,886	10,702	10,357	10,284
Balance, end of period	$ 57,578	$ 58,333	$ 57,578	$ 57,578						$ 10,886	$ 10,702	$ 10,357	$ 10,284	$ 110,722	$ 106,617	$ 102,821	$ 100,050	$ 168,877	$ 102,243	$ 62,554	$ 50,837							$ (16,202)	$ 73,969	$ 79,370	$ 18,275	$ 332,616	$ 351,109	$ 312,680	$ 241,853	$ 241,853	$ 241,853	$ 241,853